Share-Based Compensation (Schedule Of Transactions Of Restricted Stock Unit) (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at December 31, 2014	230,187
Nonvested at December 31, 2014, Weighted Average Grant Date Fair Value	$ 20.27
Converted	1,460,401
Converted, Weighted Average Grant Date Fair Value	$ 15.66
Granted	580,267	198,532	31,655
Granted, Weighted Average Grant Date Fair Value	$ 26.29
Forfeited	(495)
Forfeited, Weighted Average Grant Date Fair Value	$ 28.25
Vested	(1,568)
Vested, Weighted Average Grant Date Fair Value	$ 18.24
Nonvested and Expected to Vest at December 31, 2015	2,268,792	230,187
Nonvested and Expected to Vest at December 31, 2015, Weighted Average Grant Date Fair Value	$ 18.85	$ 20.27